Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities	12 Months Ended
Dec. 31, 2018
Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities
Discontinued oeprations and held for sale assets

3 Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities

Accounting for non-current assets held for sale and associated liabilities

The Barclays Bank Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations.

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell.

A component of the Barclays Bank Group that has either been disposed of or is classified as held for sale is presented as a discontinued operation if it represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of the separate major line or geographical area of operations, or if it is a subsidiary acquired exclusively with a view to re-sale.

Barclays Bank Group
Assets included in disposal groups classified as held for sale
	2018	2017
	£m	£m
Financial assets at fair value through the income statement	-	3
Loans and advances at amortised cost	-	1,164
Property, plant and equipment	-	26
Total assets included in disposal groups classified as held for sale	-	1,193

During the period year the non-current assets held for sale balance decreased from £1,193m to £nil driven by the disposal of Barclaycard US receivables portfolio of £1,164m.

Discontinued operations

The loss or profit in respect of discontinued operations for each of the years comprises as follows: for 2018 discontinued operations relating to the UK banking business incurred a loss after tax of £47m; for 2017 discontinued operations incurred a loss after tax of £1,386m made up from a £2,195 loss relating to BAGL partially offset by a profit of £809m relating to the UK banking business; and for 2016 discontinued operations incurred a profit after tax of £2,137m made up from a £1,546m profit relating to UK banking business and a profit of £591m relating to BAGL.

UK banking business

As noted in Note 2, following the court approval of the ring-fencing transfer scheme on 9 March 2018, the UK banking business largely comprising Personal Banking, Barclaycard Consumer UK and Business Banking customers, and related assets and liabilities was transferred to Barclays Bank UK PLC on 1 April 2018, to meet the regulatory ring-fencing requirement under the Financial Services (Banking Reform) Act 2013 and related legislation. Barclays Bank PLC transferred the equity ownership in Barclays Bank UK PLC to Barclays PLC through a dividend in specie on the same day. Accordingly, Barclays Bank UK PLC ceased to be a subsidiary of Barclays Bank PLC and became a direct subsidiary of the ultimate parent, Barclay PLC.

Upon disposal of those shares on 1 April 2018, the UK banking business met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax in respect of the discontinued operation on the face of the Barclays Bank Group income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and cash flow statement below represent three months of results as a discontinued operation to 31 March 2018, compared to the full years ended 31 December 2017 and 31 December 2016.

UK banking business disposal group income statement
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net interest income	1,449	5,872	6,681
Net fee and commission income	296	1,176	1,247
Net trading income	(5)	(9)	79
Net investment income	6	160	247
Other income	2	8	13
Total income	1,748	7,207	8,267
Credit impairment charges and other provisions	(201)	(783)	(896)
Net operating income	1,547	6,424	7,371
Staff costs	(321)	(2,052)	(2,379)
Administration and general expenses	(1,135)	(2,959)	(2,502)
Operating expenses	(1,456)	(5,011)	(4,881)
Share of post-tax results of associates and joint ventures	-	(5)	(1)
Profit before tax	91	1,408	2,489
Taxation	(138)	(599)	(943)
(Loss)/profit after tax	(47)	809	1,546

Attributable to:
Equity holders of the parent	(47)	809	1,546
Non-controlling interests	-	-	-
(Loss)/profit after tax	(47)	809	1,546

Other comprehensive loss relating to UK banking business discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	-	-
Fair value through other comprehensive income reserve	(3)	-	-
Currency translation reserves	-	-	-
Cash flow hedge reserves	-	-	-
Other comprehensive loss, net of tax from discontinued operations	(3)	-	-

The cash flows attributed to the UK banking business discontinued operation are as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	X	X
Net cash flows from investing activities	-	X	X
Net cash flows from financing activities	-	X	X
Effect of exchange rates on cash and cash equivalents	-	X	X
Net increase in cash and cash equivalents	-	X	X

The comparative financial information in notes 4, 5, 6, 7, 8, 9, 10, 11 and 33 has been revised to reflect the impact of discontinued operations.

The following table contains a reconciliation between the Barclays Bank Group continuing operations income statement for 2017 and 2016, which has been restated to show the UK banking business as a discontinued operation, and the equivalent income statement as published in the prior periods.

Reconciliation of consolidated income statement to prior periods
	Published annual report	UK banking business discontinued operations[a]	Restated continuing operations	Published annual report	UK banking business discontinued operations[a]	Restated continuing operations
	2017	2017	2017	2016	2016	2016
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Interest income	13,631	6,714	6,917	14,423	7,532	6,891
Interest expense	(3,883)	(842)	(3,041)	(2,966)	(851)	(2,115)
Net interest income	9,748	5,872	3,876	11,457	6,681	4,776
Fee and commission income	8,775	1,351	7,424	8,625	1,410	7,215
Fee and commission expense	(1,901)	(175)	(1,726)	(1,789)	(163)	(1,626)
Net fee and commission income	6,874	1,176	5,698	6,836	1,247	5,589
Net trading income	3,387	(9)	3,396	2,795	79	2,716
Net investment income	859	160	699	1,324	247	1,077
Other income	69	8	61	57	13	44
Total income	20,937	7,207	13,730	22,469	8,267	14,202
Credit impairment charges and other provisions	(2,336)	(783)	(1,553)	(2,373)	(896)	(1,477)
Net operating income	18,601	6,424	12,177	20,096	7,371	12,725
Staff costs	(6,445)	(2,052)	(4,393)	(9,211)	(2,379)	(6,832)
Infrastructure costs	(2,068)	(372)	(1,696)	(2,937)	(598)	(2,339)
Administration and general expenses[b]	(5,969)	(1,828)	(4,141)	(2,837)	(862)	(1,975)
Litigation and conduct[b]	(1,207)	(759)	(448)	(1,363)	(1,042)	(321)
Operating expenses	(15,689)	(5,011)	(10,678)	(16,348)	(4,881)	(11,467)
Share of post-tax results of associates and joint ventures	70	(5)	75	70	(1)	71
Profit on disposal of subsidiaries, associates and joint ventures	184	-	184	565	-	565
Profit before tax	3,166	1,408	1,758	4,383	2,489	1,894
Tax charge	(2,125)	(599)	(1,526)	(1,245)	(943)	(302)
Profit after tax	1,041	809	232	3,138	1,546	1,592

Notes

  Adjustment for restatement of UK banking business as discontinued operation.
  The presentation of administration and general expenses has been amended to include litigation and conduct as a separate line item. The prior year comparatives within administration and general expenses categories have been adjusted accordingly.

Barclays Africa Group Limited

Following the reduction of the Barclays Bank Group’s interest in BAGL in 2017, Barclays Bank Groups remaining interest in BAGL was reported as a financial asset at fair value through other comprehensive income. On 1 August 2018 Barclays Bank PLC transferred the equity ownership of its subsidiary Barclays Africa Group Holdings (BAGHL) to Barclays PLC through a dividend in specie.

Prior to the disposal of shares on 1 June 2017, BAGL met the requirements for presentation as a discontinued operation. As such, the results, which have been presented as the profit after tax and non-controlling interest in respect of the discontinued operation on the face of the Barclays Bank Group income statement, are analysed in the income statement below. The income statement, statement of other comprehensive income and cash flow statement below represent five months of results as a discontinued operation to 31 May 2017, compared to the full year ended 31 December 2016.

Barclays Africa disposal group income statement
	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net interest income	-	1,024	2,169
Net fee and commission income	-	522	1,072
Net trading income	-	149	281
Net investment income	-	30	45
Net premiums from insurance contracts	-	161	362
Other income	-	(16)	8
Total income	-	1,870	3,937
Net claims and benefits incurred on insurance contracts	-	(84)	(191)
Total income net of insurance claims	-	1,786	3,746
Credit impairment charges and other provisions	-	(177)	(445)
Net operating income	-	1,609	3,301
Staff costs	-	(586)	(1,186)
Administration and general expenses[a]	-	(1,634)	(1,224)
Operating expenses	-	(2,220)	(2,410)
Share of post-tax results of associates and joint ventures	-	5	6
(Loss)/profit before tax	-	(606)	897
Taxation	-	(154)	(306)
(Loss)/profit after tax[b]	-	(760)	591

Attributable to:
Equity holders of the parent	-	(900)	189
Non-controlling interests	-	140	402
(Loss)/profit after tax[b]	-	(760)	591

Notes

  Includes impairment of £nil (2017: £1,090m; 2016: £nil).
  Total loss in respect of the discontinued operation was £2,195m which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

Other comprehensive income relating to Barclays Africa discontinued operations is as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Available for sale assets	-	(3)	(9)
Currency translation reserves	-	(38)	1,451
Cash flow hedge reserves	-	19	89
Other comprehensive (loss)/income, net of tax from discontinued operations	-	(22)	1,531

The cash flows attributed to the Barclays Africa discontinued operation are as follows:

	2018	2017	2016
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	540	1,164
Net cash flows from investing activities	-	(245)	(691)
Net cash flows from financing activities	-	(165)	(105)
Effect of exchange rates on cash and cash equivalents	-	(29)	37
Net increase in cash and cash equivalents	-	101	405